CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 67,777	$ 19,919
Accounts receivable, net	17,550	9,428
Prepaid expenses and other current assets	13,607	4,820
Total current assets	98,934	34,167
Property and equipment, net	13,283	7,387
Goodwill	45,295	3,961
Intangible assets, net	8,299	4,505
Right-of-use assets	36,549
Deferred tax assets	152,097	0
Other assets	10,687	3,874
Total assets	365,144	53,894
Current liabilities
Accounts payable and accrued expenses	23,155	12,651
Deferred revenue	8,057	5,264
Deferred rent	0	5,129
Operating lease liabilities, current	5,463
Notes payable to members	0	205
Other current liabilities	1,125	0
Total current liabilities	37,800	23,249
Operating lease liabilities, non-current	39,377
Tax receivable agreement liability	128,567	0
Warrant liability	27,460	0
Other long-term liabilities	0	1,374
Total liabilities	233,204	24,623
Commitments and contingencies (Note 4)
Stockholders' equity/Members' equity
Preferred Stock - $0.0001 par value; 75,000,000 shares authorized; no shares issued and outstanding at December 31, 2021 and December 31, 2020	0	0
Additional paid-in capital	2,173	0
Retained earnings	61,369	0
Total WM Technology, Inc. stockholders' equity	63,556	0
Noncontrolling interests	68,384	0
Members' equity	0	29,271
Total equity	131,940
Total liabilities and stockholders' equity/members' equity	365,144	53,894
Class A Common Stock
Stockholders' equity/Members' equity
Common Stock	7	0
Class V Common Stock
Stockholders' equity/Members' equity
Common Stock	$ 7	$ 0